Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Feb. 06, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued employee compensation and benefits	$ 2,041
Accrued professional and consulting	221
Accrued research and development	1,084
Total	$ 3,346